Equity (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Equity Abstract
Profit for the year	R$ 9,579,563	R$ 3,523,531	R$ 3,121,267
Legal reserve	478,978	176,177	156,063
Minimum mandatory dividends	2,275,146	836,839	741,301
Additional proposed dividends	274,668	147,689	130,857
Investment reserve recorded	R$ 6,550,771	R$ 2,362,826	R$ 2,093,046